Income Taxes - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Provision for income tax	$ 0	$ 0	$ 0	$ 0
Valuation allowance on deferred tax assets			5,910	$ 3,689
Increase in valuation allowance on deferred tax assets			2,221
Federal
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards			$ 7,920